AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 23.7%
Electronic Equipment, Instruments & Components – 3.2%
Fabrinet(a)	4,791	$1,132,784
Novanta, Inc.(a)	4,651	832,157

		1,964,941

Semiconductors & Semiconductor Equipment – 6.9%
Impinj, Inc.(a)	5,202	1,126,337
MACOM Technology Solutions Holdings, Inc.(a)	7,278	809,750
Onto Innovation, Inc.(a)	2,384	494,823
Semtech Corp.(a)	22,720	1,037,395
Universal Display Corp.	3,627	761,308

		4,229,613

Software – 12.0%
Altair Engineering, Inc. - Class A(a) (b)	10,093	963,982
Braze, Inc. - Class A(a)	15,958	516,082
Clearwater Analytics Holdings, Inc. - Class A(a)	39,635	1,000,784
Freshworks, Inc. - Class A(a)	36,517	419,215
Intapp, Inc.(a)	14,327	685,260
Klaviyo, Inc. - Class A(a)	23,756	840,487
Monday.com Ltd.(a)	2,927	813,033
Onestream, Inc.(a)	10,259	347,780
Rubrik, Inc. - Class A(a)	21,439	689,264
SPS Commerce, Inc.(a)	5,617	1,090,653

		7,366,540

Technology Hardware, Storage & Peripherals – 1.6%
ACV Auctions, Inc. - Class A(a)	47,967	975,169

		14,536,263

Health Care – 23.2%
Biotechnology – 15.2%
Akero Therapeutics, Inc.(a)	9,150	262,513
Apogee Therapeutics, Inc.(a)	6,086	357,492
Ascendis Pharma A/S (ADR)(a)	2,335	348,639
Bicara Therapeutics, Inc.(a)	6,437	163,950
Blueprint Medicines Corp.(a)	6,082	562,585
Bridgebio Pharma, Inc.(a)	14,045	357,586
CG oncology, Inc.(a)	9,273	349,870
Cullinan Therapeutics, Inc.(a)	13,720	229,673
Cytokinetics, Inc.(a) (b)	7,221	381,269
Denali Therapeutics, Inc.(a)	15,289	445,369
Dianthus Therapeutics, Inc.(a)	8,538	233,770
Halozyme Therapeutics, Inc.(a)	13,246	758,201
Insmed, Inc.(a)	11,585	845,705
Intellia Therapeutics, Inc.(a)	10,587	217,563
Legend Biotech Corp. (ADR)(a)	6,389	311,336
Merus NV(a)	5,161	257,844

Company	Shares	U.S. $ Value

MoonLake Immunotherapeutics(a)	5,074	$255,831
Natera, Inc.(a)	6,652	844,471
Ultragenyx Pharmaceutical, Inc.(a)	5,514	306,303
Vaxcyte, Inc.(a)	8,246	942,270
Viking Therapeutics, Inc.(a) (b)	4,023	254,696
Viridian Therapeutics, Inc.(a)	16,887	384,179
Xenon Pharmaceuticals, Inc.(a)	6,695	263,582

		9,334,697

Health Care Equipment & Supplies – 1.6%
AtriCure, Inc.(a)	19,310	541,453
iRhythm Technologies, Inc.(a)	6,184	459,100

		1,000,553

Health Care Providers & Services – 3.1%
BrightSpring Health Services, Inc.(a) (b)	28,748	422,021
Inari Medical, Inc.(a)	10,672	440,113
PROCEPT BioRobotics Corp.(a)	13,213	1,058,625

		1,920,759

Life Sciences Tools & Services – 2.1%
Quanterix Corp.(a)	29,087	376,968
Repligen Corp.(a)	3,515	523,102
Tempus AI, Inc.(a) (b)	6,238	353,071

		1,253,141

Pharmaceuticals – 1.2%
BioAge Labs, Inc.(a)	9,205	191,464
Intra-Cellular Therapies, Inc.(a)	4,630	338,777
Rapport Therapeutics, Inc.(a)	9,489	194,335

		724,576

		14,233,726

Industrials – 20.3%
Aerospace & Defense – 4.6%
AeroVironment, Inc.(a) (b)	4,011	804,206
Curtiss-Wright Corp.	2,251	739,881
Leonardo DRS, Inc.(a)	30,768	868,273
Loar Holdings, Inc.(a) (b)	5,226	389,807

		2,802,167

Building Products – 4.2%
Armstrong World Industries, Inc.	6,092	800,672
AZEK Co., Inc. (The)(a)	13,188	617,198
CSW Industrials, Inc.(b)	3,097	1,134,710

		2,552,580

Commercial Services & Supplies – 1.3%
Tetra Tech, Inc.	17,263	814,123

Company	Shares	U.S. $ Value

Construction & Engineering – 2.9%
Comfort Systems USA, Inc.	2,045	$798,266
Construction Partners, Inc. - Class A(a)	14,070	982,086

		1,780,352

Ground Transportation – 0.9%
ArcBest Corp.	5,255	569,905

Machinery – 4.0%
Esab Corp.	4,861	516,773
ITT, Inc.	5,391	806,008
SPX Technologies, Inc.(a)	7,221	1,151,461

		2,474,242

Marine Transportation – 1.3%
Kirby Corp.(a)	6,193	758,209

Professional Services – 1.1%
FTI Consulting, Inc.(a)	3,040	691,782

		12,443,360

Consumer Discretionary – 14.1%
Automobile Components – 1.8%
Modine Manufacturing Co.(a)	8,295	1,101,493

Broadline Retail – 1.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	6,735	654,642

Diversified Consumer Services – 1.4%
Duolingo, Inc.(a)	3,063	863,827

Hotels, Restaurants & Leisure – 3.2%
Dutch Bros, Inc. - Class A(a)	19,190	614,656
Texas Roadhouse, Inc.	3,525	622,515
Wingstop, Inc.	1,783	741,870

		1,979,041

Household Durables – 3.9%
Champion Homes, Inc.(a)	8,526	808,691
Meritage Homes Corp.	3,487	715,079
SharkNinja, Inc.	8,253	897,184

		2,420,954

Specialty Retail – 2.7%
Boot Barn Holdings, Inc.(a)	6,306	1,054,868
Wayfair, Inc. - Class A(a)	10,171	571,407

		1,626,275

		8,646,232

Financials – 9.0%
Capital Markets – 5.5%
Houlihan Lokey, Inc.	4,366	689,915
Piper Sandler Cos.	3,063	869,310
StepStone Group, Inc. - Class A	17,354	986,228
Stifel Financial Corp.	8,748	821,437

		3,366,890

Company	Shares	U.S. $ Value

Financial Services – 2.1%
NCR Atleos Corp.(a)	23,528	$671,254
Shift4 Payments, Inc. - Class A(a) (b)	7,478	662,551

		1,333,805

Insurance – 1.4%
Kinsale Capital Group, Inc.(b)	77	35,849
RLI Corp.	3,842	595,433
TWFG, Inc.(a)	8,473	229,788

		861,070

		5,561,765

Consumer Staples – 3.8%
Consumer Staples Distribution & Retail – 1.4%
Chefs’ Warehouse, Inc. (The)(a)	20,602	865,490

Food Products – 1.2%
Freshpet, Inc.(a)	5,583	763,587

Personal Care Products – 1.2%
BellRing Brands, Inc.(a)	12,104	734,955

		2,364,032

Energy – 1.9%
Energy Equipment & Services – 0.8%
TechnipFMC PLC	18,943	496,875

Oil, Gas & Consumable Fuels – 1.1%
Gulfport Energy Corp.(a)	2,531	383,067
Permian Resources Corp.	22,912	311,832

		694,899

		1,191,774

Materials – 1.9%
Chemicals – 1.1%
Element Solutions, Inc.	25,542	693,720

Construction Materials – 0.8%
Summit Materials, Inc. - Class A(a)	12,432	485,221

		1,178,941

Real Estate – 1.0%
Real Estate Management & Development – 1.0%
DigitalBridge Group, Inc.	42,099	594,859

Total Common Stocks (cost $45,761,481)		60,750,952

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $929,370)	929,370	$929,370

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $46,690,851)		61,680,322

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $563,263)	563,263	563,263

Total Investments – 101.3% (cost $47,254,114)(f)		62,243,585
Other assets less liabilities – (1.3)%		(818,775)

Net Assets – 100.0%		$61,424,810

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,368,085 and gross unrealized depreciation of investments was $(2,378,614), resulting in net unrealized appreciation of $14,989,471.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$60,750,952	$—	$—	$60,750,952
Short-Term Investments	929,370	—	—	929,370
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	563,263	—	—	563,263

Total Investments in Securities	62,243,585	—	—	62,243,585
Other Financial Instruments(b)	—	—	—	—

Total	$62,243,585	$—	$—	$62,243,585

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,031	$14,869	$14,971	$929	$30
Government Money Market Portfolio*	412	9,877	9,726	563	16
Total	$1,443	$24,746	$24,697	$1,492	$46

*	Investments of cash collateral for securities lending transactions.